Share Capital (Information) (Detail) - USD ($)	12 Months Ended
	Feb. 15, 2023	Feb. 06, 2023	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation	6,204,241		15,982,154	3,832,580
Average cost shares repurchased for cancellation			$ 69.17	$ 41.96
Dividends paid, ordinary shares			$ 1,046,000,000	$ 1,029,000,000
Dividend Declared Per Share			$ 1.84	$ 1.80
Common shares, debt and other securities authorized for issuance			$ 5,000,000,000
First Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share			$ 0.46
Dividend Declaration Date			February 17, 2021	February 19, 2020
Second Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declaration Date			May 17, 2021	May 6, 2020
Third Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declaration Date			August 9, 2021	August 10, 2020
Forth Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declaration Date			November 1, 2021	December 10, 2020
Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation			(210,173)	(3,832,580)
Dividends paid, ordinary shares			$ 0	$ 0
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares			0	0
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares			0	0
Accumulated other comprehensive income [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares			0	0
Retained earnings [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares			$ 1,046,000,000	1,029,000,000
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation			33,256,668
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation			710,100
Period of Share Repurchase			February 27, 2020
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation			15,982,154
Period of Share Repurchase			March 1, 2021
Equity Attributable To Owners Of Parent [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares			$ (1,046,000,000)	(1,029,000,000)
Noncontrolling Interests [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares			$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased			10.00%
Number of common shares repurchased for cancellation			0
Period of Share Repurchase			March 1, 2022
Dividend declared [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Ordinary Shares Amount Paid			$ 265,000,000
Dividend Declared Per Share			$ 0.48
Dividend declared [Member] | Issued capital [Member] | First Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share				$ 0.45
Dividend declared [Member] | Issued capital [Member] | Second Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share			0.46	0.45
Dividend declared [Member] | Issued capital [Member] | Third Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share			0.46	0.45
Dividend declared [Member] | Issued capital [Member] | Forth Declaration Date [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share			$ 0.46	$ 0.45
Share repurchase program [Member]
Disclosure of classes of share capital [Line Items]
Payment for common shares repurchased for cancellation		$ 445,000,000
Average cost shares repurchased for cancellation		$ 71.70
Share repurchase program [Member] | Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation			(15,982,154)
Share repurchase program [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased				7.00%
Number of common shares repurchased for cancellation			42,164,420
Share repurchase program [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased			5.00%
Number of common shares repurchased for cancellation			28,572,458
Share repurchase program [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased			5.00%
Number of common shares repurchased for cancellation			28,468,448
Share repurchase program [Member] | Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Number of common shares repurchased for cancellation			55,111,100
Expiry Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			February 26, 2020
Expiry Date [Member] | Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			February 26, 2021
Expiry Date [Member] | Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			February 28, 2022
Expiry Date [Member] | Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			February 28, 2023
Commencement Date [Member] | Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of classes of share capital [Line Items]
Period of Share Repurchase			February 27, 2019